Share-Based Compensation (Quarter) (Detail) - Activity of the Company's stock options (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding at beginning of year	12,000
Outstanding at beginning of year (in Dollars per share)	$ 4.99	$ 4.51	$ 4.57
Terminated	5,500
Terminated (in Dollars per share)	$ 4.30	$ 3.97	$ 5.03
Outstanding at end of period	6,500	12,000
Outstanding at end of period (in Dollars per share)	$ 5.57	$ 4.99	$ 4.51
Outstanding at end of period	1.9
Vested and expected to vest at end of period	6,500
Vested and expected to vest at end of period (in Dollars per share)	$ 5.57
Vested and expected to vest at end of period	1.9
Exercisable at end of period	6,500	12,000
Exercisable at end of period (in Dollars per share)	$ 5.57
Exercisable at end of period	1 year 328 days